Distribution Date:	05/12/25	CFCRE 2016-C7 Mortgage Trust
Determination Date:	05/06/25
Next Distribution Date:	06/12/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Controlling Class	Deer Park Road Management Company, LP
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Interest Shortfall Detail - Collateral Level	26		1195 Bangtail Way | Steamboat Springs, CO 80487 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532BAA5	1.971300%	20,266,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532BAC1	3.585300%	184,000,000.00	161,877,392.97	0.00	483,649.18	0.00	0.00	483,649.18	161,877,392.97	31.05%	30.00%
A-SB	12532BAB3	3.643600%	28,337,000.00	8,309,396.64	479,342.80	25,230.10	0.00	0.00	504,572.90	7,830,053.84	31.05%	30.00%
A-3	12532BAD9	3.838500%	224,436,000.00	224,436,000.00	0.00	717,914.66	0.00	0.00	717,914.66	224,436,000.00	31.05%	30.00%
A-M	12532BAE7	4.161500%	42,439,000.00	42,439,000.00	0.00	147,174.92	0.00	0.00	147,174.92	42,439,000.00	23.62%	23.50%
B	12532BAF4	4.280802%	35,095,000.00	35,095,000.00	0.00	125,195.63	0.00	0.00	125,195.63	35,095,000.00	17.48%	18.13%
C	12532BAG2	4.361202%	32,645,000.00	32,645,000.00	0.00	118,642.87	0.00	0.00	118,642.87	32,645,000.00	11.77%	13.13%
D	12532BAL1	4.361202%	35,094,000.00	35,094,000.00	0.00	127,543.36	0.00	0.00	127,543.36	35,094,000.00	5.63%	7.75%
E*	12532BAN7	3.456000%	16,323,000.00	16,323,000.00	0.00	13,008.00	0.00	0.00	13,008.00	16,323,000.00	2.78%	5.25%
F	12532BAQ0	3.456000%	7,346,000.00	7,346,000.00	0.00	0.00	0.00	0.00	0.00	7,346,000.00	1.49%	4.13%
G	12532BAS6	3.456000%	26,932,725.00	8,531,990.74	0.00	0.00	0.00	0.00	0.00	8,531,990.74	0.00%	0.00%
V	12532BBC0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532BBE6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			652,913,725.02	572,096,780.35	479,342.80	1,758,358.72	0.00	0.00	2,237,701.52	571,617,437.55

X-A	12532BAH0	0.630671%	457,039,000.00	394,622,789.61	0.00	207,397.59	0.00	0.00	207,397.59	394,143,446.81
X-B	12532BAJ6	0.145701%	77,534,000.00	77,534,000.00	0.00	9,414.00	0.00	0.00	9,414.00	77,534,000.00
X-E	12532BAW7	0.905202%	16,323,000.00	16,323,000.00	0.00	12,313.01	0.00	0.00	12,313.01	16,323,000.00
X-F	12532BAY3	0.905202%	7,346,000.00	7,346,000.00	0.00	5,541.35	0.00	0.00	5,541.35	7,346,000.00
X-G	12532BBA4	0.905202%	26,932,725.00	8,531,990.74	0.00	6,435.98	0.00	0.00	6,435.98	8,531,990.74
Notional SubTotal			585,174,725.00	504,357,780.35	0.00	241,101.93	0.00	0.00	241,101.93	503,878,437.55

Deal Distribution Total					479,342.80	1,999,460.65	0.00	0.00	2,478,803.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532BAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532BAC1	879.76844005	0.00000000	2.62852815	0.00000000	0.00000000	0.00000000	0.00000000	2.62852815	879.76844005
A-SB	12532BAB3	293.23487455	16.91579207	0.89035889	0.00000000	0.00000000	0.00000000	0.00000000	17.80615097	276.31908247
A-3	12532BAD9	1,000.00000000	0.00000000	3.19875002	0.00000000	0.00000000	0.00000000	0.00000000	3.19875002	1,000.00000000
A-M	12532BAE7	1,000.00000000	0.00000000	3.46791677	0.00000000	0.00000000	0.00000000	0.00000000	3.46791677	1,000.00000000
B	12532BAF4	1,000.00000000	0.00000000	3.56733523	0.00000000	0.00000000	0.00000000	0.00000000	3.56733523	1,000.00000000
C	12532BAG2	1,000.00000000	0.00000000	3.63433512	0.00000000	0.00000000	0.00000000	0.00000000	3.63433512	1,000.00000000
D	12532BAL1	1,000.00000000	0.00000000	3.63433521	0.00000000	0.00000000	0.00000000	0.00000000	3.63433521	1,000.00000000
E	12532BAN7	1,000.00000000	0.00000000	0.79691233	2.08308767	15.10946517	0.00000000	0.00000000	0.79691233	1,000.00000000
F	12532BAQ0	1,000.00000000	0.00000000	0.00000000	2.88000000	31.49811734	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12532BAS6	316.78898960	0.00000000	0.00000000	0.91235217	48.24522398	0.00000000	0.00000000	0.00000000	316.78898960
V	12532BBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532BBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532BAH0	863.43351357	0.00000000	0.45378532	0.00000000	0.00000000	0.00000000	0.00000000	0.45378532	862.38471292
X-B	12532BAJ6	1,000.00000000	0.00000000	0.12141770	0.00000000	0.00000000	0.00000000	0.00000000	0.12141770	1,000.00000000
X-E	12532BAW7	1,000.00000000	0.00000000	0.75433499	0.00000000	0.00000000	0.00000000	0.00000000	0.75433499	1,000.00000000
X-F	12532BAY3	1,000.00000000	0.00000000	0.75433569	0.00000000	0.00000000	0.00000000	0.00000000	0.75433569	1,000.00000000
X-G	12532BBA4	316.78898960	0.00000000	0.23896505	0.00000000	0.00000000	0.00000000	0.00000000	0.23896505	316.78898960

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/25 - 04/30/25	30	0.00	483,649.18	0.00	483,649.18	0.00	0.00	0.00	483,649.18	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	25,230.10	0.00	25,230.10	0.00	0.00	0.00	25,230.10	0.00
A-3	04/01/25 - 04/30/25	30	0.00	717,914.66	0.00	717,914.66	0.00	0.00	0.00	717,914.66	0.00
X-A	04/01/25 - 04/30/25	30	0.00	207,397.59	0.00	207,397.59	0.00	0.00	0.00	207,397.59	0.00
X-B	04/01/25 - 04/30/25	30	0.00	9,414.00	0.00	9,414.00	0.00	0.00	0.00	9,414.00	0.00
X-E	04/01/25 - 04/30/25	30	0.00	12,313.01	0.00	12,313.01	0.00	0.00	0.00	12,313.01	0.00
X-F	04/01/25 - 04/30/25	30	0.00	5,541.35	0.00	5,541.35	0.00	0.00	0.00	5,541.35	0.00
X-G	04/01/25 - 04/30/25	30	0.00	6,435.98	0.00	6,435.98	0.00	0.00	0.00	6,435.98	0.00
A-M	04/01/25 - 04/30/25	30	0.00	147,174.92	0.00	147,174.92	0.00	0.00	0.00	147,174.92	0.00
B	04/01/25 - 04/30/25	30	0.00	125,195.63	0.00	125,195.63	0.00	0.00	0.00	125,195.63	0.00
C	04/01/25 - 04/30/25	30	0.00	118,642.87	0.00	118,642.87	0.00	0.00	0.00	118,642.87	0.00
D	04/01/25 - 04/30/25	30	0.00	127,543.36	0.00	127,543.36	0.00	0.00	0.00	127,543.36	0.00
E	04/01/25 - 04/30/25	30	212,629.56	47,010.24	0.00	47,010.24	34,002.24	0.00	0.00	13,008.00	246,631.80
F	04/01/25 - 04/30/25	30	210,228.69	21,156.48	0.00	21,156.48	21,156.48	0.00	0.00	0.00	231,385.17
G	04/01/25 - 04/30/25	30	1,274,803.22	24,572.13	0.00	24,572.13	24,572.13	0.00	0.00	0.00	1,299,375.35
Totals			1,697,661.47	2,079,191.50	0.00	2,079,191.50	79,730.85	0.00	0.00	1,999,460.65	1,777,392.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,478,803.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,093,538.71	Master Servicing Fee	8,223.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,381.31
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	238.37
ARD Interest	0.00	Operating Advisor Fee	1,322.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	181.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,093,538.71	Total Fees	14,347.19

Principal		Expenses/Reimbursements
Scheduled Principal	479,342.80	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	72,647.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,083.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	479,342.80	Total Expenses/Reimbursements	79,730.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,999,460.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	479,342.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,478,803.45
Total Funds Collected	2,572,881.51	Total Funds Distributed	2,572,881.48

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	572,096,780.35	572,096,780.35	Beginning Certificate Balance	572,096,780.35
(-) Scheduled Principal Collections	479,342.80	479,342.80	(-) Principal Distributions	479,342.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	571,617,437.55	571,617,437.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	572,124,256.60	572,124,256.60	Ending Certificate Balance	571,617,437.55
Ending Actual Collateral Balance	571,617,437.55	571,617,437.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP
	9,999,999 or less	8	33,998,504.91	5.95%	18	4.2047	2.388812	1.39 or less	5	66,128,483.73	11.57%	16	4.5397	0.610245
10,000,000 to 19,999,999		11	177,537,555.12	31.06%	18	4.5376	1.556315	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		2	49,103,505.27	8.59%	19	4.2991	2.634241	1.45 to 1.54	1	15,502,860.22	2.71%	19	4.8100	1.520000
30,000,000 to 39,999,999		3	98,955,975.00	17.31%	19	4.2270	2.084588	1.55 to 1.99	10	216,726,905.78	37.91%	19	4.7678	1.794362
	40,000,000 or greater	3	154,657,110.37	27.06%	18	4.1042	2.942813	2.00 to 2.49	5	49,769,400.94	8.71%	18	3.6797	2.258284
	Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847	2.50 or greater	6	166,125,000.00	29.06%	18	3.7409	3.509895
								Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	57,364,786.88	10.04%	19	5.1812	NAP
							Defeased	11	57,364,786.88	10.04%	19	5.1812	NAP
California	5	68,533,822.44	11.99%	17	4.2184	1.893963
							Lodging	4	116,219,277.60	20.33%	17	4.6429	2.308563
Florida	1	3,221,021.00	0.56%	19	4.5930	1.990000
							Mixed Use	5	65,502,860.22	11.46%	18	4.4945	0.758507
Georgia	1	5,210,465.20	0.91%	19	5.5330	1.770000
							Multi-Family	5	67,299,057.49	11.77%	19	4.7974	1.685927
Hawaii	1	56,625,000.00	9.91%	18	4.1995	3.130000
							Office	3	55,630,927.37	9.73%	18	3.7967	3.794037
Illinois	2	22,250,000.00	3.89%	18	4.1433	2.603258
							Retail	29	209,600,527.99	36.67%	18	4.0296	2.413015
Indiana	1	3,466,317.33	0.61%	19	5.6890	1.950000
							Totals	57	571,617,437.55	100.00%	18	4.3909	2.150847
Kentucky	3	9,886,859.33	1.73%	19	4.9773	1.975976
Louisiana	1	3,294,378.00	0.58%	19	4.5930	1.990000
Michigan	2	3,205,928.05	0.56%	18	4.9944	2.040802
Minnesota	2	6,815,064.00	1.19%	19	4.5930	1.990000
Missouri	4	13,557,953.00	2.37%	19	4.5930	1.990000
Nebraska	1	3,300,349.00	0.58%	19	4.5930	1.990000
New Jersey	1	48,032,110.37	8.40%	19	4.4398	1.580000
New York	2	63,103,505.27	11.04%	18	4.6216	0.859389
North Carolina	1	18,956,949.89	3.32%	16	4.6400	1.340000
Ohio	2	12,585,496.76	2.20%	19	5.6989	1.868020
Pennsylvania	1	15,502,860.22	2.71%	19	4.8100	1.520000
South Dakota	2	6,408,518.00	1.12%	19	4.5930	1.990000
Tennessee	6	19,938,150.00	3.49%	19	4.5930	1.990000
Texas	5	39,857,902.82	6.97%	18	4.4230	1.772845
Virginia	1	40,500,000.00	7.09%	18	2.9882	3.790000
Washington	1	50,000,000.00	8.75%	18	3.6739	4.040000
Totals	57	571,617,437.55	100.00%	18	4.3909	2.150847

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP
	3.7499% or less	6	131,500,000.00	23.00%	18	3.4356	3.404905	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	7	135,703,561.96	23.74%	18	4.1441	2.061606	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	5	131,764,436.20	23.05%	19	4.5422	1.748684	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	5	77,635,706.35	13.58%	19	5.0190	1.665318	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	3	36,011,234.76	6.30%	17	5.5800	1.635700	49 months or greater	27	514,252,650.67	89.96%	18	4.3027	2.232911
	5.7500% or greater	1	1,637,711.40	0.29%	19	5.7650	1.320000	Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847
	Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP
	112 months or less	27	514,252,650.67	89.96%	18	4.3027	2.232911	Interest Only	15	327,030,975.00	57.21%	18	3.9919	2.577854
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	12	187,221,675.67	32.75%	18	4.8457	1.630378
	Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	57,364,786.88	10.04%	19	5.1812	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	514,252,650.67	89.96%	18	4.3027	2.232911
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	571,617,437.55	100.00%	18	4.3909	2.150847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312004	LO	Honolulu	HI	Actual/360	4.199%	198,163.91	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	05/01/25
2	30312011	MF	Jersey City	NJ	Actual/360	4.440%	178,080.72	99,749.83	0.00	N/A	12/06/26	--	48,131,860.20	48,032,110.37	05/06/25
3	30311997	OF	Kirkland	WA	Actual/360	3.674%	153,079.17	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	05/06/25
7	30312012	RT	Various	Various	Actual/360	4.593%	125,802.42	0.00	0.00	12/01/26	12/01/31	--	32,868,038.00	32,868,038.00	04/01/25
8	30312013	IN	Various	Various	Actual/360	5.363%	123,419.49	54,832.96	0.00	N/A	12/06/26	--	27,615,771.95	27,560,938.99	05/06/25
9	30311998	LO	New York	NY	Actual/360	5.200%	126,305.50	43,918.87	0.00	N/A	12/06/26	--	29,147,424.14	29,103,505.27	05/06/25
10	30312014	RT	Various	Various	Actual/360	4.593%	115,161.58	0.00	0.00	12/01/26	12/01/31	--	30,087,937.00	30,087,937.00	04/01/25
11	30312015	RT	Richardson	TX	Actual/360	4.045%	64,633.48	45,769.57	0.00	N/A	11/01/26	--	19,174,331.53	19,128,561.96	05/01/25
12	30312016	LO	Charlotte	NC	Actual/360	4.640%	73,464.23	42,419.24	0.00	N/A	09/01/26	--	18,999,369.13	18,956,949.89	05/01/25
13	30312017	MF	Various	Various	Actual/360	5.689%	91,514.90	36,599.58	0.00	N/A	12/06/26	--	19,303,546.70	19,266,947.12	05/06/25
14	30312018	RT	Chicago	IL	Actual/360	4.155%	65,787.50	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	05/06/25
15	30297981	MU	Bethlehem	PA	Actual/360	4.810%	62,249.04	27,046.86	0.00	N/A	12/06/26	--	15,529,907.08	15,502,860.22	05/06/25
16	30312019	MU	Venice	CA	Actual/360	4.971%	66,280.00	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	05/06/25
17	30297980	RT	Lubbock	TX	Actual/360	4.974%	47,367.35	29,172.84	0.00	N/A	12/06/26	--	11,427,586.33	11,398,413.49	05/06/25
18	30312010	LO	Los Angeles	CA	Actual/360	5.419%	52,192.18	23,774.67	0.00	N/A	05/06/26	--	11,557,597.11	11,533,822.44	05/06/25
20	30312021	IN	Spring Valley	CA	Actual/360	4.985%	38,784.04	16,950.11	0.00	N/A	12/01/26	--	9,336,177.37	9,319,227.26	05/01/25
23	30311999	OF	Cleveland	OH	Actual/360	4.840%	26,686.85	10,127.98	0.00	N/A	11/06/26	--	6,617,258.58	6,607,130.60	05/06/25
25	30312023	RT	Brunswick	GA	Actual/360	5.533%	24,071.25	10,120.42	0.00	N/A	12/06/26	--	5,220,585.62	5,210,465.20	05/06/25
26	30312001	OF	Various	TX	Actual/360	4.887%	22,966.83	8,564.41	0.00	N/A	11/06/26	--	5,639,491.78	5,630,927.37	05/06/25
28	30297972	MH	Buckeye Lake	OH	Actual/360	5.336%	19,485.70	8,112.34	0.00	N/A	12/06/26	--	4,382,172.58	4,374,060.24	05/06/25
29	30312024	RT	Rock Springs	WY	Actual/360	5.351%	15,641.66	6,976.62	0.00	N/A	12/06/26	--	3,507,755.16	3,500,778.54	05/06/25
30	30312025	RT	Austin	TX	Actual/360	3.974%	12,253.17	0.00	0.00	N/A	11/01/26	--	3,700,000.00	3,700,000.00	05/01/25
31	30312026	RT	Brooksville	FL	Actual/360	5.035%	13,924.58	6,017.04	0.00	N/A	11/06/26	--	3,318,668.29	3,312,651.25	05/06/25
32	30312027	RT	Oswego	IL	Actual/360	4.075%	11,036.46	0.00	0.00	N/A	11/01/26	--	3,250,000.00	3,250,000.00	05/01/25
34	30312028	IN	Holland	MI	Actual/360	4.544%	10,186.13	0.00	0.00	N/A	12/06/26	--	2,690,000.00	2,690,000.00	05/06/25
35	30312003	RT	Adrian	MI	Actual/360	4.465%	6,792.43	6,112.22	0.00	N/A	11/06/26	--	1,825,513.16	1,819,400.94	05/06/25
36	30312029	RT	New Philadelphia	OH	Actual/360	5.765%	7,882.62	3,077.24	0.00	N/A	12/06/26	--	1,640,788.64	1,637,711.40	05/06/25
04A2B	30312005	RT	Fresno	CA	Actual/360	3.587%	107,610.00	0.00	0.00	N/A	11/01/26	--	36,000,000.00	36,000,000.00	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
04A2D	30312006				Actual/360	3.587%	14,945.83	0.00	0.00	N/A	11/01/26	--	5,000,000.00	5,000,000.00	05/01/25
05A2	30312007	RT	Woodbridge	VA	Actual/360	2.988%	49,803.55	0.00	0.00	N/A	11/01/26	--	20,000,000.00	20,000,000.00	05/01/25
05A3	30312008				Actual/360	2.988%	31,749.76	0.00	0.00	N/A	11/01/26	--	12,750,000.00	12,750,000.00	05/01/25
05A8	30312009				Actual/360	2.988%	19,298.88	0.00	0.00	N/A	11/01/26	--	7,750,000.00	7,750,000.00	05/01/25
06A2	30297936	MU	New York	NY	Actual/360	4.127%	51,581.25	0.00	0.00	N/A	11/06/26	--	15,000,000.00	15,000,000.00	11/06/23
06A4	30297938				Actual/360	4.127%	65,336.25	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	11/06/23
Totals							2,093,538.71	479,342.80	0.00				572,096,780.35	571,617,437.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	190,958,133.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,292,264.92	0.00	--	--	--	0.00	0.00	0.00	0.00	6,535.20	0.00
3	7,767,628.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,079,680.00	0.00	--	--	--	0.00	0.00	125,665.47	125,665.47	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	4,107,436.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,820,480.00	0.00	--	--	--	0.00	0.00	115,036.21	115,036.21	0.00	0.00
11	2,599,906.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,343,712.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,143,505.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,125,668.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,682,922.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,330,492.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,523,839.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,454,069.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	781,128.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	825,474.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	364,310.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	332,139.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	336,735.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	185,917.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2B	27,676,308.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
04A2D	27,676,308.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A2	35,184,666.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	35,184,666.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A8	35,184,666.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	755,243.91	0.00	--	--	04/07/25	9,331,662.50	308,930.81	19,342.51	630,427.81	0.00	0.00
06A4	755,243.91	0.00	--	--	04/07/25	11,820,105.84	391,312.33	24,500.50	798,541.80	0.00	0.00
Totals	398,472,550.79	0.00				21,151,768.34	700,243.14	284,544.69	1,669,671.29	6,535.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390873%	4.360783%	18
04/11/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391296%	4.361202%	19
03/12/25	2	62,955,975.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391683%	4.361586%	20
02/12/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.392169%	4.362067%	21
01/10/25	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.392550%	4.362445%	22
12/12/24	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.392929%	4.362820%	23
11/13/24	1	1,855,508.44	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393340%	4.363227%	24
10/11/24	1	1,861,256.82	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393714%	4.363598%	25
09/12/24	1	1,867,213.88	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394120%	4.364000%	26
08/12/24	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394490%	4.364366%	27
07/12/24	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394857%	4.364730%	28
06/12/24	0	0.00	0	0.00	2	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395256%	4.365126%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	30312012	04/01/25	0	A	125,665.47	125,665.47	0.00		32,868,038.00
10	30312014	04/01/25	0	A	115,036.21	115,036.21	0.00		30,087,937.00
06A2	30297936	11/06/23	17	6	19,342.51	630,427.81	0.00		15,000,000.00	09/06/23	2
06A4	30297938	11/06/23	17	6	24,500.50	798,541.80	0.00		19,000,000.00	09/06/23	2
Totals					284,544.69	1,669,671.29	0.00		96,955,975.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		11,533,822	11,533,822		0	0
13 - 24 Months		497,127,640	463,127,640	34,000,000		0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		62,955,975	62,955,975		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	571,617,438	537,617,438	0	0	34,000,000	0
Apr-25	572,096,780	538,096,780	0	0	34,000,000	0
Mar-25	572,540,202	475,584,227	62,955,975	0	34,000,000	0
Feb-25	573,083,696	539,083,696	0	0	34,000,000	0
Jan-25	573,522,865	539,522,865	0	0	34,000,000	0
Dec-24	573,960,145	539,960,145	0	0	34,000,000	0
Nov-24	574,429,723	538,574,214	1,855,508	0	34,000,000	0
Oct-24	574,863,098	539,001,841	1,861,257	0	34,000,000	0
Sep-24	575,328,914	539,461,700	1,867,214	0	34,000,000	0
Aug-24	575,758,419	541,758,419	0	0	34,000,000	0
Jul-24	576,186,075	542,186,075	0	0	34,000,000	0
Jun-24	576,646,380	542,646,380	0	0	34,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
06A2	30297936	15,000,000.00	15,000,000.00		--	186,726.91	0.02000	12/31/24	11/06/26	I/O
06A4	30297938	19,000,000.00	19,000,000.00		--	186,726.91	0.02000	12/31/24	11/06/26	I/O
Totals		34,000,000.00	34,000,000.00			373,453.82

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
06A2	30297936	MU	NY	09/06/23	2
5/6/2025 - Lender has submitted calculation of indebtedness to court and continues to evaluate leasing prospects (office & retail) via Receiver. Foreclosure sale date pending.

06A4	30297938	Various	Various	09/06/23	2
5/6/2025 - Lender has submitted calculation of indebtedness to court and continues to evaluate leasing prospects (office & retail) via Receiver. Foreclosure sale date pending.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30311998	0.00	5.20000%	0.00	5.20000%	8	12/14/21	12/15/21	02/04/22
12	30312016	21,107,183.17	4.64000%	21,107,183.17	4.64000%	8	07/13/20	08/01/20	07/16/20
16	30312019	16,000,000.00	4.97100%	16,000,000.00	4.97100%	10	07/23/20	07/21/20	07/31/20
16	30312019	0.00	4.97100%	0.00	4.97100%	8	03/02/21	02/05/21	03/22/21
16	30312019	0.00	4.97100%	0.00	4.97100%	8	07/30/21	07/30/21	08/09/21
06A2	30297936	15,000,000.00	4.12650%	15,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
06A4	30297938	19,000,000.00	4.12650%	19,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
Totals		55,107,183.17		55,107,183.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30312020	07/12/23	12,920,430.03	0.00	8,786,534.30	2,321,221.78	8,786,534.30	6,465,312.52	6,455,117.51	0.00	19,738.44	6,435,379.07	48.75%
22	30312022	09/12/18	7,418,280.88	6,400,000.00	5,336,874.89	884,301.91	5,336,874.89	4,452,572.98	2,965,707.90	0.00	120,980.33	2,844,727.57	37.30%
24	30312000	03/12/21	6,080,609.36	0.00	1,477,642.71	1,069,210.88	1,477,642.71	408,431.83	5,672,177.53	0.00	61,910.64	5,610,266.89	84.58%
27	30312002	03/12/21	4,930,038.11	0.00	2,083,161.77	684,470.49	2,083,161.77	1,398,691.28	3,531,346.84	0.00	20,986.11	3,510,360.73	65.27%
33	30297984	04/12/22	2,959,395.13	0.00	13,630.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			34,308,753.51	6,400,000.00	17,697,844.09	4,959,205.06	17,684,213.67	12,725,008.61	18,624,349.78	0.00	223,615.52	18,400,734.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30312020	06/12/24	0.00	0.00	6,435,379.07	0.00	0.00	1,221.60	0.00	0.00	6,435,379.07
		12/12/23	0.00	0.00	6,434,157.47	0.00	0.00	(20,960.04)	0.00	0.00
		07/12/23	0.00	0.00	6,455,117.51	0.00	0.00	6,455,117.51	0.00	0.00
22	30312022	12/12/24	0.00	0.00	2,844,727.57	0.00	0.00	702.79	0.00	0.00	2,844,727.57
		06/12/24	0.00	0.00	2,844,024.78	0.00	0.00	3,373.20	0.00	0.00
		06/12/23	0.00	0.00	2,840,651.58	0.00	0.00	558.00	0.00	0.00
		11/14/22	0.00	0.00	2,840,093.58	0.00	0.00	1,545.00	0.00	0.00
		06/10/22	0.00	0.00	2,838,548.58	0.00	0.00	(84,387.60)	0.00	0.00
		12/10/21	0.00	0.00	2,922,936.18	0.00	0.00	(53,333.19)	0.00	0.00
		10/13/20	0.00	0.00	2,976,269.37	0.00	0.00	4,724.50	0.00	0.00
		09/14/20	0.00	0.00	2,971,544.87	0.00	0.00	1,442.00	0.00	0.00
		03/12/20	0.00	0.00	2,970,102.87	0.00	0.00	269.95	0.00	0.00
		01/11/19	0.00	0.00	2,969,832.92	0.00	0.00	1,375.00	0.00	0.00
		11/13/18	0.00	0.00	2,968,457.92	0.00	0.00	2,750.02	0.00	0.00
		09/12/18	0.00	0.00	2,965,707.90	0.00	0.00	2,965,707.90	0.00	0.00
24	30312000	12/12/24	0.00	0.00	5,610,266.89	0.00	0.00	35.00	0.00	0.00	5,610,266.89
		03/10/23	0.00	0.00	5,610,231.89	0.00	0.00	(90,490.85)	0.00	0.00
		11/14/22	0.00	0.00	5,700,722.74	0.00	0.00	1,449.40	0.00	0.00
		03/11/22	0.00	0.00	5,699,273.34	0.00	0.00	27,095.81	0.00	0.00
		03/12/21	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53	0.00	0.00
27	30312002	06/12/24	0.00	0.00	3,510,360.73	0.00	0.00	2,080.00	0.00	0.00	3,510,360.73
		05/12/23	0.00	0.00	3,508,280.73	0.00	0.00	(25,591.79)	0.00	0.00
		11/14/22	0.00	0.00	3,533,872.52	0.00	0.00	991.68	0.00	0.00
		03/11/22	0.00	0.00	3,532,880.84	0.00	0.00	1,534.00	0.00	0.00
		03/12/21	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84	0.00	0.00
33	30297984	04/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,400,734.26	0.00	0.00	18,400,734.26	0.00	0.00	18,400,734.26

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
06A2	0.00	0.00	3,125.00	0.00	0.00	32,050.37	0.00	0.00	0.00	0.00	0.00	0.00
06A4	0.00	0.00	3,958.33	0.00	0.00	40,597.14	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,083.33	0.00	0.00	72,647.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		79,730.84

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Supplemental Notes
None

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